INVENTORIES (Details) - CNY (¥) ¥ in Thousands	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
INVENTORIES
Work in progress	¥ 4,178	¥ 13,568
Inventories pledged as collateral for bank loans	0	0
Written-off of provision for inventories	¥ 7,976	¥ 8,104	¥ 5,973